Note 9 - Long-Term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal	$ 33,952,672	$ 33,290,995	$ 36,748,903
Unamortized debt discount	(1,246,720)	(1,803,742)	(3,744,941)
Total	$ 32,705,952	$ 31,487,253	$ 33,003,962